Fees Summary	Apr. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 380,215,939.35
Total Fee Amount	52,507.82
Total Offset Amount	0.00
Net Fee	$ 52,507.82
Offering Table N/A
Offset Table N/A	N/A